Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 22, 2017	Dec. 31, 2016
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Total deferred tax assets	$ 4,260,000	$ 3,730,000		$ 5,235,000
Less valuation allowance	(4,260,000)	(3,730,000)	$ (1,680,000)	(5,235,000)
Total deferred tax liabilities	0	0		0
Net deferred tax asset (liability)	$ 0	$ 0		$ 0